Supplement dated January 8, 2024
to the Prospectus and Summary Prospectus, as supplemented or amended (as applicable), of each of the following funds:
Fund	Prospectus and Summary Prospectus Dated
Columbia Acorn Trust
Columbia Acorn European Fund	5/1/2023
Columbia Acorn International	5/1/2023
Columbia Acorn International Select	5/1/2023
Columbia Funds Series Trust
Columbia California Intermediate Municipal Bond Fund	9/1/2023
Columbia Capital Allocation Moderate Aggressive Portfolio	6/1/2023
Columbia Capital Allocation Moderate Conservative Portfolio	6/1/2023
Columbia Convertible Securities Fund	7/1/2023
Columbia Large Cap Enhanced Core Fund	7/1/2023
Columbia Short Duration Municipal Bond Fund	9/1/2023
Columbia Short Term Bond Fund	8/1/2023
Columbia Small Cap Value Fund II	7/1/2023
Columbia Funds Series Trust I
Columbia Adaptive Risk Allocation Fund	10/1/2023
Columbia Bond Fund	9/1/2023
Columbia Corporate Income Fund	9/1/2023
Columbia Emerging Markets Fund	1/1/2024
Columbia Greater China Fund	1/1/2024
Columbia International Dividend Income Fund	1/1/2024
Columbia Massachusetts Intermediate Municipal Bond Fund	3/1/2023
Columbia Multi Strategy Alternatives Fund	10/1/2023
Columbia New York Intermediate Municipal Bond Fund	3/1/2023
Columbia Oregon Intermediate Municipal Bond Fund	12/1/2023
Columbia Real Estate Equity Fund	4/27/2023
Columbia Select Mid Cap Growth Fund	1/1/2024
Columbia U.S. Treasury Index Fund	9/1/2023
Multi-Manager Growth Strategies Fund	8/1/2023
Multi-Manager International Equity Strategies Fund	1/1/2024
Multi-Manager Small Cap Equity Strategies Fund	1/1/2024
Multi-Manager Total Return Bond Strategies Fund	1/1/2024
Columbia Funds Series Trust II
Columbia Capital Allocation Aggressive Portfolio	6/1/2023
Columbia Capital Allocation Conservative Portfolio	6/1/2023
Columbia Capital Allocation Moderate Portfolio	6/1/2023
Columbia Commodity Strategy Fund	10/1/2023
Columbia Disciplined Core Fund	12/1/2023
Columbia Disciplined Growth Fund	12/1/2023
Columbia Disciplined Value Fund	12/1/2023
Columbia Emerging Markets Bond Fund	1/1/2024
Columbia Flexible Capital Income Fund	10/1/2023
Columbia Floating Rate Fund	12/1/2023
Columbia Global Opportunities Fund	12/1/2023
Columbia Income Opportunities Fund	12/1/2023
Columbia Integrated Large Cap Growth Fund	1/1/2024
Columbia Integrated Large Cap Value Fund	1/1/2024
SUP000_00_140_(01/24)

Fund	Prospectus and Summary Prospectus Dated
Columbia Integrated Small Cap Growth Fund	1/1/2024
Columbia Large Cap Value Fund	10/1/2023
Columbia Overseas Core Fund	7/1/2023
Columbia Pyrford International Stock Fund	1/1/2024
Columbia Quality Income Fund	10/1/2023
Columbia Select Global Equity Fund	3/1/2023
Columbia Select Small Cap Value Fund	10/1/2023
Columbia Ultra Short Duration Municipal Bond Fund	1/1/2024
Multi-Manager Value Strategies Fund	10/1/2023
The Boards of Trustees of the funds listed above (each, a Fund, and collectively, the Funds) recently approved, for certain Funds, a proposal to accelerate the conversion of Class C shares into Class A shares of such Funds and, for certain Funds, a proposal to liquidate Class C, Institutional 2 Class (Class Inst2), Institutional 3 Class (Class Inst3), and Class R shares, resulting in the closing of these share classes of the applicable Funds to any new or existing shareholders. The following table identifies the impacted share class(es) by Fund:

Fund Name	Class C	Class Inst2	Class Inst3	Class R
Columbia Acorn European Fund	Convert to A	Liquidate	Liquidate
Columbia Acorn International	Convert to A			Liquidate
Columbia Acorn International Select	Convert to A
Columbia Adaptive Risk Allocation Fund				Liquidate
Columbia Bond Fund	Convert to A			Liquidate
Columbia California Intermediate Municipal Bond Fund	Convert to A
Columbia Capital Allocation Aggressive Portfolio		Liquidate
Columbia Capital Allocation Conservative Portfolio		Liquidate	Liquidate	Liquidate
Columbia Capital Allocation Moderate Aggressive Portfolio		Liquidate
Columbia Capital Allocation Moderate Conservative Portfolio		Liquidate	Liquidate
Columbia Capital Allocation Moderate Portfolio		Liquidate		Liquidate
Columbia Commodity Strategy Fund	Convert to A			Liquidate
Columbia Convertible Securities Fund				Liquidate
Columbia Corporate Income Fund	Convert to A
Columbia Disciplined Core Fund				Liquidate
Columbia Disciplined Growth Fund		Liquidate		Liquidate
Columbia Disciplined Value Fund		Liquidate	Liquidate	Liquidate
Columbia Emerging Markets Bond Fund	Convert to A
Columbia Emerging Markets Fund				Liquidate
Columbia Flexible Capital Income Fund				Liquidate
Columbia Floating Rate Fund				Liquidate
Columbia Global Opportunities Fund	Convert to A	Liquidate	Liquidate	Liquidate
Columbia Greater China Fund	Convert to A	Liquidate
Columbia Income Opportunities Fund				Liquidate
Columbia Integrated Large Cap Growth Fund	Convert to A	Liquidate		Liquidate
Columbia Integrated Large Cap Value Fund	Convert to A	Liquidate	Liquidate	Liquidate
Columbia Integrated Small Cap Growth Fund	Convert to A	Liquidate	Liquidate	Liquidate
Columbia International Dividend Income Fund	Convert to A			Liquidate
Columbia Large Cap Enhanced Core Fund		Liquidate
Columbia Large Cap Value Fund				Liquidate

SUP000_00_140_(01/24)

Fund Name	Class C	Class Inst2	Class Inst3	Class R
Columbia Massachusetts Intermediate Municipal Bond Fund	Convert to A	Liquidate
Columbia Multi Strategy Alternatives Fund		Liquidate	Liquidate	Liquidate
Columbia New York Intermediate Municipal Bond Fund	Convert to A
Columbia Oregon Intermediate Municipal Bond Fund	Convert to A
Columbia Overseas Core Fund	Convert to A
Columbia Pyrford International Stock Fund	Convert to A
Columbia Quality Income Fund				Liquidate
Columbia Real Estate Equity Fund	Convert to A			Liquidate
Columbia Select Global Equity Fund				Liquidate
Columbia Select Mid Cap Growth Fund				Liquidate
Columbia Select Small Cap Value Fund	Convert to A			Liquidate
Columbia Short Duration Municipal Bond Fund	Convert to A
Columbia Short Term Bond Fund				Liquidate
Columbia Small Cap Value Fund II	Convert to A
Columbia U.S. Treasury Index Fund	Convert to A
Columbia Ultra Short Duration Municipal Bond Fund			Liquidate
Multi-Manager Growth Strategies Fund			Liquidate
Multi-Manager International Equity Strategies Fund			Liquidate
Multi-Manager Small Cap Equity Strategies Fund			Liquidate
Multi-Manager Total Return Bond Strategies Fund			Liquidate
Multi-Manager Value Strategies Fund			Liquidate
For Funds Converting Their Class C Shares into Class A Shares
Effective on February 12, 2024, Class C shares of the Fund will be closed to new and existing investors. In the event that an order to purchase Class C shares is received by a Fund or its transfer agent on or after February 12, 2024, that order will be refused by the Fund or its transfer agent and any money that the Fund or its transfer agent receives with the order will be returned to the investor, account or financial intermediary, as appropriate, without interest.
Effective on April 15, 2024, shares held by Class C shareholders of the Fund will be converted into Class A shares of the Fund. This will be a tax-free transaction for existing Class C shareholders.
Effective on April 22, 2024, all references to Class C shares are hereby deleted from the Fund's Prospectus and Summary Prospectus.
For Funds Liquidating Their Class Inst2, Class Inst3 and/or Class R Shares
Effective on March 11, 2024, Class Inst2, Class Inst3 and/or Class R shares of the Fund will be closed to new and existing investors. In the event that an order to purchase such share classes is received by a Fund or its transfer agent on or after March 11, 2024, that order will be refused by the Fund or its transfer agent and any money that the Fund or its transfer agent receives with the order will be returned to the investor, account or financial intermediary, as appropriate, without interest.
Effective at close of business on April 19, 2024 (the Liquidation Date), Class Inst2, Class Inst3 and/or Class R shares of the Fund will be liquidated.
Shareholders who hold Class Inst2, Class Inst3 and/or Class R shares of the Fund through a retirement plan or account (such as a 401(k) plan or individual retirement account) and who receive a distribution of liquidation proceeds will be subject to taxes and, if under 59½ years of age, applicable early withdrawal penalties, unless the distribution proceeds are reinvested as a rollover in an eligible retirement plan or account within 60 days after the proceeds are received. Investors with a Columbia IRA, SEP IRA, SIMPLE IRA, Roth IRA or Coverdell Education Savings Account with UMB Bank as custodian must act on their account(s) prior to the Liquidation Date. Investors holding Class Inst2, Class Inst3 or Class R shares in these accounts who do not take action to either sell their shares or exchange their shares out of the liquidating Fund prior to the Liquidation Date, will be automatically exchanged to Class Inst2, Class Inst3 or Class A shares, respectively, of Columbia Government Money Market Fund. Investors choosing to liquidate their retirement account prior to the liquidation date by completing an IRA Distribution Form or calling the Transfer Agent may have the $20 annual participant fee taken from the liquidation proceeds.

SUP000_00_140_(01/24)

Effective on April 22, 2024, all references to Class Inst2, Class Inst3 and/or Class R shares are hereby deleted from the Fund's Prospectus and Summary Prospectus.
Shareholders should retain this Supplement for future reference.

SUP000_00_140_(01/24)